COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

For the year ending December 31,
2019	$4,646
2020	2,153
2021	740
$7,539

Schedule of minimum future lease payments under the capital leases

For the year ending December 31,
2019	$369
2020	367
2021	362
2022	321
2023	185
2024	34
Total minimum lease payments	1,638
Less amount representing interest	(183)
Present value of minimum lease payments	1,455
Less current portion of minimum lease	(299)
Long-term present value of minimum lease payment	1,156